EXIT and DISPOSAL ACTIVITIES (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Long-lived asset impairment	$ 158,400,000		$ 158,424,827
Employee termination costs				800,000
Relocation costs		600,000		500,000
Expected relocation costs		2,500,000
Carrying Value [Member]
Restructuring Cost and Reserve [Line Items]
Carrying value of assets			324,921,592
Significant Production Assets [Member] | Carrying Value [Member]
Restructuring Cost and Reserve [Line Items]
Carrying value of assets		$ 144,700,000